Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 03, 2023	Mar. 05, 2021	Mar. 04, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Mar. 05, 2022
Company, incorporation date							Dec. 22, 2020	Dec. 22, 2020
Stock issued during period, value			$ 300,000,000
Proceeds from issuance of warrants								$ 0	$ 9,189,015
Payment to acquire restricted investments							$ 9,450,720	9,450,720
Transaction cost				$ 17,501,346			17,501,346	17,501,346
Assets held in the trust account				309,450,720			309,450,720	309,450,720
Deferred underwriting fee payable				10,830,775			10,830,775	10,830,775
Other offering costs payable				$ 481,557			$ 481,557	$ 481,557
Percentage of asset held in trust account				80.00%			80.00%	80.00%
Number of days related to payment to acquire restricted investment							2 days	2 days
Net tangible assets required for consummation of business combination				$ 5,000,001			$ 5,000,001	$ 5,000,001
Number of days for consummation of business combination							10 days	10 days
Dissolution expenses							$ 100,000	$ 100,000
Cash underwriting fess Net of reimbursement			6,189,014
Cash				30,294			30,294	212,608	861,474
Working capital				6,026,818			6,026,818	5,165,295
Temporary Equity Accretion To Redemption Value				519,310	$ 2,775,554	$ 448,071		$ 4,462,497	$ 27,136,138
Promissory note – related party				$ 300,000			$ 300,000
Definitive Agreement of Initial Business Combination [Member]
Business combination, percentage of voting interest acquired				50.00%			50.00%	50.00%
Common Stock [Member]
Temporary equity redemption price per share				$ 10			$ 10	$ 10
Restricted percentage of redemption							15.00%	15.00%
Percentage of redemption							100.00%	100.00%
Share price				10			$ 10	$ 10
Maximum [Member]
U.S. government securities, maturity terms							185 days	185 days
Minimum [Member]
U.S. government securities, maturity terms							0 days	0 days
Sponsor [Member]
Share price				$ 12			$ 12	$ 12
Promissory note – related party				$ 300,000			$ 300,000	$ 0
Sponsor [Member] | Working Capital Loan [Member]
Promissory note – related party				$ 0			$ 0	$ 0
Glory Merger Subsidiary Corp [Member]
Company, incorporation date							Jul. 22, 2022	Jul. 22, 2022
Common Class A [Member]
Temporary equity redemption price per share	$ 10.21			$ 0.03			$ 0.03
Common stock shares outstanding				0			0	0	0
Temporary Equity Accretion To Redemption Value							$ 3,294,864	$ 4,462,497	$ 27,136,138
Common Class A [Member] | DHC Acquisition Corp [Member]
Temporary equity redemption price per share	$ 10.21
Stock issued during period, stock options exercised	26,298,498
Temporary Equity Accretion To Redemption Value	$ 268,585,000
Common Class A [Member] | Subsequent Event [Member]
Temporary equity redemption price per share	$ 10.25
Stock issued during period, stock options exercised	26,298,498
Temporary Equity Accretion To Redemption Value	$ 269,473,000
Common Class A [Member] | Common Stock [Member]
Temporary Equity Accretion To Redemption Value	$ 268,585,000
Common Class A [Member] | Private Placement Warrants [Member]
Share price				$ 18			$ 18	$ 18
Non-Redeemable Common Class A [Member]
Common stock shares outstanding	400,000									400,000
Non-Redeemable Common Class A [Member] | Subsequent Event [Member]
Common stock shares outstanding	400,000
Non-Redeemable Common Class A [Member] | Sponsor [Member]
Number of shares agreed to transfer	150,000
Non-Redeemable Common Class A [Member] | Sponsor [Member] | Subsequent Event [Member]
Number of shares agreed to transfer	150,000
IPO [Member]
Proceeds from issuance of warrants									$ 10,211,874
Share price				10			$ 10	$ 10
IPO [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Class of warrant or rights issued during period							6,000,000	6,000,000
Class of warrant or rights issued during period, price per warrant or right				$ 1.5			$ 1.5	$ 1.5
Proceeds from issuance of warrants							$ 9,000,000	$ 9,000,000
Proceeds from sale of equity			$ 300,000,000
Proceeds from sale of equity, per unit			$ 10
IPO [Member] | Common Class A [Member]
Stock issued during period shares new issues			30,000,000
Shares issue price			$ 10
Stock issued during period			30,000,000
Over-Allotment Option [Member]
Stock issued during period shares new issues		945,072					4,500,000	4,500,000
Stock issued during period		945,072					4,500,000	4,500,000
Over-Allotment Option [Member] | Underwriters [Member] | Partial Exercise Of Over Allotment Option [Member]
Stock issued during period shares new issues		945,072
Stock issued during period, value		$ 9,450,720
Class of warrant or rights issued during period		126,010
Class of warrant or rights issued during period, price per warrant or right		$ 1.5									$ 1.5
Proceeds from issuance of warrants		$ 189,015
Stock issued during period		945,072
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Class of warrant or rights issued during period		126,010
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period shares new issues			30,000,000
Shares issue price			$ 10
Stock issued during period, value		$ 9,450,720
Stock issued during period			30,000,000